Indebtedness (Schedule Of Maturities Of Long Term Debt And Operating Lease Payments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
Next Twelve Months	$ 1,565
Year Two	1,469
Year Three	764
Year Four	1,817
Year Five	534
Principal Not Subject To Compromise [Member]
Debt Instrument [Line Items]
Next Twelve Months	1,388
Year Two	857
Year Three	758
Year Four	1,751
Year Five	492
Principal Subject To Compromise [Member]
Debt Instrument [Line Items]
Next Twelve Months	177
Year Two	612
Year Three	6
Year Four	66
Year Five	$ 42